Nature of Operations and Reorganization (Tables)	12 Months Ended
Dec. 31, 2025
Nature of Operations and Reorganization
Schedule of ownership structure of the major subsidiaries and VIE

		Percentage of
		Direct or
		Indirect
	Place and year of	Economic
Major subsidiaries	Incorporation	Ownership	Principal activities
36Kr Holding Limited (“36Kr BVI” or “BVI Subsidiary”)	British Virgin Islands, established in 2018	100%	Investment holding
36Kr Holdings (HK) Limited (“36Kr HK” or “HK Subsidiary”)	Hong Kong, established in 2018	100%	Investment holding
Tianjin Duoke Investment Co., Ltd. (“Tianjin Duoke”)	The PRC, established in 2019	100%	Investment holding
Beijing Dake	The PRC, established in 2019	100%	Management consulting
Nanjing Dake Information Technology Co., Ltd. (“Nanjing Dake”)	The PRC, established in 2021	100%	Management consulting

		Percentage of
	Place and year of	Economic
VIE	Incorporation	Ownership	Principal activities
Beijing Duoke	The PRC, established in 2016	99%	36Kr Business

		Percentage of
	Place and year of	Economic
VIE Major subsidiary	Incorporation	Ownership	Principal activities
Zhejiang Pinxin Technology Co., Ltd.	The PRC, established in 2019	99%	Investment holding

Schedule of financial information of the Group's VIE and the VIE's subsidiaries included in the accompanying consolidated financial statements

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000
Current assets:
Cash and cash equivalents	23,868	44,921
Restricted cash	822	11,649
Short‑term investments	54,867	2,000
Accounts receivable, net	65,617	61,800
Amounts due from the Company and its subsidiaries	38,442	73,880
Receivables due from related parties of the Group	20	221
Prepayments and other current assets	17,527	11,382
Non‑current assets:
Property and equipment, net	5,817	3,958
Intangible assets, net	1,483	1,172
Long-term investments, net	64,233	73,227
Operating lease right-of-use assets, net	18,606	19,548
Total assets	291,302	303,758
Current liabilities:
Accounts payable	59,835	46,694
Salary and welfare payables	19,222	13,958
Taxes payable	—	657
Deferred revenue	19,301	39,900
Amounts due to the Company and its subsidiaries	198,175	190,597
Amounts due to related parties of the Group	789	2,008
Accrued liabilities and other payables	11,145	8,392
Short-term bank loan	4,000	13,950
Operating lease liabilities	7,860	8,078
Non-current liabilities:
Operating lease liabilities	11,743	11,426
Total liabilities	332,070	335,660

	For the year Ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Third-party revenues	340,058	231,070	227,937
Cost of revenues	(212,747)	(151,908)	(134,404)
Gross profit	127,311	79,162	93,533
Operating expenses	(198,610)	(146,241)	(86,259)
(Loss)/income from operations	(71,299)	(67,079)	7,274
Gain on disposal of subsidiaries	3,366	839	355
Share of loss from equity method investments	(546)	(3,070)	(24)
Long-term investments (loss)/income, net	(8,079)	(62,763)	418
Short-term investments income	706	462	438
Others, net	7,689	1,121	630
(Loss)/income before income tax	(68,163)	(130,490)	9,091
Income tax credit/(expense)	43	(64)	(21)
Net (loss)/income	(68,120)	(130,554)	9,070

	For the year Ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Net cash (used in)/provided by operating activities	(123,798)	23,276	(1,719)
Purchase of short-term investments	(312,270)	(160,034)	(181,230)
Proceeds from maturities of short-term investments	296,221	141,242	234,534
Investment in long-term investments	(9,500)	(4,050)	(11,600)
Cash received from disposal of an equity investee	—	5,450	3,000
Loan collected from inter-company entities	—	—	5,000
Loan paid to inter-Company entities	—	(17,000)	(29,000)
Cash received from customer in relation to advertisement agent services	68,838	15,984	3,038
Net cash upon disposal of subsidiaries	—	(2,992)	198
Others	(4,571)	(1,674)	(89)
Net cash provided/(used in) by investing activities	38,718	(23,074)	23,851
Capital injection from non-controlling interest shareholders	255	—	—
Proceeds from loans provided by inter-company entities	25,400	8,000	—
Repayments of loans provided by inter-company entities	(15,147)	(1,300)	—
Dividends to non-controlling shareholder of a subsidiary	—	(3,675)	—
Proceeds from bank loan	14,950	4,000	17,950
Repayments of bank loan	(14,950)	(9,950)	(8,000)
Cash paid to non-controlling interests of subsidiaries			(202)
Others	226	—	—
Net cash provided/(used in) by financing activities	10,734	(2,925)	9,748
(Decrease)/increase in cash, cash equivalents and restricted cash	(74,346)	(2,723)	31,880
Cash, cash equivalents and restricted cash at beginning of year	101,759	27,413	24,690
Cash, cash equivalents and restricted cash at end of year	27,413	24,690	56,570